Submission	May 16, 2025
Submission [Line Items]
Central Index Key	0001937926
Registrant Name	BROOKFIELD ASSET MANAGEMENT LTD.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES